Average Annual Total Returns - Invesco Discovery Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate		Class R5 1Year		Class R5 5Years		Class R5 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 Since Inception	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Sep. 11, 1986	41.80%	20.26%	15.84%	38.35%	17.53%	13.69%	27.14%	15.69%	12.60%	Oct. 02, 1995	47.90%	20.71%	15.79%	Mar. 01, 2001	49.62%	21.31%	16.19%	Jun. 01, 1994	50.40%	21.92%	16.82%	May 24, 2019	[1]	50.57%	[1]	21.77%	[1]	16.57%	[1]	Jan. 27, 2012	50.65%	22.13%	18.14%	34.63%	16.36%	13.48%	19.96%	13.26%	11.20%	18.40%	15.22%	13.88%

[1]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.